Subsequent Events (Details) ¥ in Millions, $ in Millions	Jun. 25, 2024 JPY (¥)	Mar. 31, 2024 JPY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 JPY (¥)	Mar. 31, 2023 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Bonds		¥ 4,092,879		¥ 3,658,314
Hybrid subordinated bonds
Disclosure of non-adjusting events after reporting period [line items]
Bonds		499,614		¥ 498,876
Notional		¥ 500,000	$ 500,000		$ 500,000
Long-term loans | Hybrid subordinated bonds
Disclosure of non-adjusting events after reporting period [line items]
Bonds	¥ 460,000